Selling, general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense
	Year ended
	March 31, 2024	March 31, 2023	March 31, 2022

Personnel expenses	2,455,114	2,045,942	1,734,944
Marketing and promotion expenses	116,618	256,688	120,057
Administrative and other expenses*#	3,927,830	3,431,004	3,088,574
	6,499,562	5,733,634	4,943,575
# Includes Contract associates costs
Attributable to cost of goods sold and services rendered	139,154	112,076	210,870
Attributable to selling, general and administrative expenses	193,827	25,892	113,591